Stockholders' Equity and Regulatory Capital - Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Clifton Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 257,175	$ 246,063
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount	251,075	241,703
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount	251,075	241,703
Core (tier 1) capital (to average total assets), Actual Amount	$ 251,075	$ 241,703
Total risk-based capital (to risk-weighted assets), Actual Ratio	31.40%	37.23%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio	30.66%	36.57%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio	30.66%	36.57%
Core (tier 1) capital (to average total assets), Actual Ratio	18.02%	20.18%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 75,754	$ 57,006
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	59,375	43,787
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	47,090	33,873
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 55,730	$ 47,916
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	9.25%	8.625%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	7.25%	6.625%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	5.75%	5.125%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	4.00%	4.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	$ 81,896	$ 66,093
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	65,517	52,875
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Amount	53,233	42,961
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Amount	69,663	59,895
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	302,686	319,465
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount	296,586	315,105
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount	296,586	315,105
Core (tier 1) capital (to average total assets), Actual Amount	$ 296,586	$ 315,105
Total risk-based capital (to risk-weighted assets), Actual Ratio	36.91%	48.18%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio	36.17%	47.53%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio	36.17%	47.53%
Core (tier 1) capital (to average total assets), Actual Ratio	21.22%	26.08%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 75,856	$ 57,184
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	59,455	43,924
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	47,154	33,979
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Amount	$ 55,910	$ 48,329
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	9.25%	8.625%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	7.25%	6.625%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	5.75%	5.125%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Plus Capital Conservation Buffer Ratio	4.00%	4.00%